Net Financial Results - Detailed Information about Financial Results (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial income
Interest income		$ 319	$ 164	$ 100
Exchange differences		1,826	641	1,297
Financial accretion		43	99	95
Total financial income		2,188	904	1,492
Financial costs
Interest loss		(712)	(749)	(915)
Exchange differences		(1,285)	(393)	(804)
Financial accretion		(318)	(266)	(247)
Total financial costs		(2,315)	(1,408)	(1,966)
Other financial results
Results on financial assets at fair value with changes in profit or loss		118	105	42
Result from derivative financial instruments		(9)	(10)	(11)
Result from net monetary position		146	117	90
Results from transactions with financial assets				143
Result from financial instruments exchange	[1]			18
Result from debt exchange	[2]	0	21	(29)
Total other financial results		255	233	253
Net financial results		$ 128	$ (271)	$ (221)

[1]	See Note 6.
[2]	See Note 21.